Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended
Sep. 30, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses and Other Current Assets
Prepaid expenses and other assets, current consisted of the following (in thousands):

	September 30, 2020	December 31, 2019
Research and development claims receivable	$38,974	$27,567
Prepayments	6,469	7,023
VAT receivable	1,712	1,928
Lease incentive receivable	1,159	—
Grant income receivable	296	547
Other assets	988	279
Other receivables	790	482
Total prepaid expenses and other assets, current	$50,388	$37,826